--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                       U.S. LARGE CAP VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Schedule of Investments.............................................     7-9
    Statement of Assets and Liabilities.................................      10
    Statement of Operations.............................................      11
    Statements of Changes in Net Assets.................................      12
    Financial Highlights................................................      13
    Notes to Financial Statements.......................................   14-15

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company (22,415,691 Shares, Cost
  $277,945)++ at Value......................................  $   328,838
Receivables:
  Fund Shares Sold..........................................           86
  Investment Securities Sold................................          378
Prepaid Expenses and Other Assets...........................           17
                                                              -----------
    Total Assets............................................      329,319
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          464
Accrued Expenses and Other Liabilities......................           28
                                                              -----------
    Total Liabilities.......................................          492
                                                              -----------

NET ASSETS..................................................  $   328,827
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   20,644,410
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     15.93
                                                              ===========
COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................  $   214,769
Undistributed Net Investment Income.........................        1,216
Undistributed Net Realized Gain.............................       61,949
Unrealized Appreciation of Investment Securities............       50,893
                                                              -----------
    Total Net Assets........................................  $   328,827
                                                              ===========
-------------------------------------------------------------------------
++ The cost for federal income tax purposes is $280,146.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................  $  2,216
                                                    --------
EXPENSES
  Administrative Services.........................        18
  Accounting & Transfer Agent Fees................         8
  Legal Fees......................................        12
  Audit Fees......................................         2
  Filing Fees.....................................        11
  Shareholders' Reports...........................        11
  Directors' Fees and Expenses....................         4
  Other...........................................         5
                                                    --------
    Total Expenses................................        71
                                                    --------
  NET INVESTMENT INCOME...........................     2,145
                                                    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................    68,004
  Net Realized Gain on Investment Securities
    Sold..........................................     2,970
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................   (70,798)
                                                    --------

  NET GAIN ON INVESTMENT SECURITIES...............       176
                                                    --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $  2,321
                                                    ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................          $  2,145         $   7,796
  Capital Gain Distribution Received from The DFA Investment
    Trust Company...........................................            68,004            36,280
  Net Realized Gain on Investment Securities Sold...........             2,970            14,348
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           (70,798)          (34,918)
                                                                      --------         ---------
      Net Increase in Net Assets Resulting from
        Operations..........................................             2,321            23,506
                                                                      --------         ---------

Distributions From:
  Net Investment Income.....................................           (15,305)           (7,622)
  Net Realized Gains........................................           (50,783)          (26,480)
                                                                      --------         ---------
      Total Distributions...................................           (66,088)          (34,102)
                                                                      --------         ---------

Capital Share Transactions (1):
  Shares Issued.............................................            47,339            55,266
  Shares Issued in Lieu of Cash Distributions...............            66,088            34,102
  Shares Redeemed...........................................          (139,480)         (144,736)
                                                                      --------         ---------
      Net Decrease from Capital Share Transactions..........           (26,053)          (55,368)
                                                                      --------         ---------
      Total Decrease........................................           (89,820)          (65,964)
NET ASSETS
  Beginning of Period.......................................           418,647           484,611
                                                                      --------         ---------
  End of Period.............................................          $328,827         $ 418,647
                                                                      ========         =========

(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................             3,130             2,783
  Shares Issued in Lieu of Cash Distributions...............             4,291             1,896
  Shares Redeemed...........................................            (8,735)           (7,340)
                                                                      --------         ---------
                                                                        (1,314)           (2,661)
                                                                      ========         =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO III

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS      YEAR        YEAR        YEAR        YEAR       FEB. 3
                                                            ENDED         ENDED       ENDED       ENDED       ENDED        TO
                                                           MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                             2000         1999        1998        1997        1996        1995
                                                         ------------   ---------   ---------   ---------   ---------   ---------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period...................    $  19.07     $  19.68    $  19.02    $  15.76    $  12.92    $  10.00
                                                           --------     --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................................        0.13         0.36        0.33        0.32        0.28        0.23
  Net Gains (Losses) on Securities (Realized and
    Unrealized)........................................          --         0.47        1.75        3.52        2.60        3.09
                                                           --------     --------    --------    --------    --------    --------
    Total from Investment Operations...................        0.13         0.83        2.08        3.84        2.88        3.32
                                                           --------     --------    --------    --------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income................................       (0.39)       (0.32)      (0.33)      (0.29)      (0.04)      (0.23)
  Net Realized Gains...................................       (2.88)       (1.12)      (1.09)      (0.29)         --       (0.17)
                                                           --------     --------    --------    --------    --------    --------
    Total Distributions................................       (3.27)       (1.44)      (1.42)      (0.58)      (0.04)      (0.40)
                                                           --------     --------    --------    --------    --------    --------
Net Asset Value, End of Period.........................    $  15.93     $  19.07    $  19.68    $  19.02    $  15.76    $  12.92
                                                           ========     ========    ========    ========    ========    ========
Total Return...........................................        1.22%#       4.65%      11.85%      25.23%      22.34%      33.27%#

Net Assets, End of Period (thousands)..................    $328,827     $418,647    $484,611    $471,038    $379,974    $135,043
Ratio of Expenses to Average Net Assets (1)............        0.20%*       0.19%       0.19%       0.23%       0.26%       0.31%*
Ratio of Net Investment Income to Average Net Assets...        1.22%*       1.73%       1.67%       1.79%       2.29%       2.82%*
Portfolio Turnover Rate................................         N/A          N/A         N/A         N/A         N/A         N/A
Portfolio Turnover Rate of Master Fund Series..........          22%*         43%         25%         18%         20%         29%(a)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (a)  Master Fund Series turnover calculated for the year ended November 30,
      1995.
  NA  Refer to the Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which U.S. Large Cap Value Portfolio III (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value
Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 18% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................         $ 48,692
Gross Unrealized Depreciation..........................               --
                                                                --------
  Net..................................................         $ 48,692
                                                                ========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit during the six months ended May 31, 2000.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 Aetna, Inc............................................      544,726   $   36,360,460
 Airborne Freight Corp.................................      148,200        2,991,787
 *Airgas, Inc..........................................       28,800          154,800
 AK Steel Holding Corp.................................      675,675        6,545,602
 *Alaska Air Group, Inc................................      111,200        3,461,100
 Albemarle Corp........................................      102,100        2,246,200
 Alcoa, Inc............................................      186,994       10,927,462
 Alexander & Baldwin, Inc..............................      164,000        3,792,500
 *Allegheny Corp.......................................       17,158        2,852,517
 Alliant Energy Corp...................................      217,700        6,027,569
 Allmerica Financial Corp..............................       80,600        4,649,612
 Allstate Corp.........................................      739,500       19,596,750
 Ambac, Inc............................................      140,300        7,067,612
 Amerada Hess Corp.....................................      115,100        7,639,762
 *America West Holdings Corp. Class B..................      108,800        1,938,000
 American Annuity Group, Inc...........................       37,600          641,550
 American Financial Group, Inc.........................      178,100        4,975,669
 American Greetings Corp. Class A......................      190,400        3,546,200
 American National Insurance Co........................       38,900        2,101,816
 Amerus Life Holdings, Inc. Class A....................       45,600          909,150
 *AMR Corp.............................................      565,000       16,102,500
 Arch Coal, Inc........................................       49,022          367,665
 Archer-Daniels Midland Co.............................    2,064,146       24,640,743
 *Arrow Electronics, Inc...............................      333,000       11,675,812
 Ashland, Inc..........................................      249,200        8,706,425
 *AutoNation, Inc......................................    2,068,600       16,290,225
 Avnet, Inc............................................        8,420          582,559
 Bancwest Corp.........................................      367,800        6,873,262
 Bear Stearns Companies, Inc...........................      376,170       14,811,694
 Belo (A.H.) Corp. Class A.............................      331,800        5,329,537
 *Bethlehem Steel Corp.................................      444,400        1,722,050
 Block Drug Co., Inc. Class A..........................        1,127           31,204
 Boise Cascade Corp....................................      176,300        5,134,737
 *Borders Group, Inc...................................       22,700          319,219
 Borg Warner Automotive, Inc...........................      100,800        4,006,800
 Bowater, Inc..........................................      171,600        8,869,575
 Brunswick Corp........................................      297,600        5,728,800
 Burlington Northern Santa Fe Corp.....................    1,835,700       43,368,412
 C.I.T. Group, Inc. Class A............................      289,000        5,292,312
 CBRL Group, Inc.......................................      270,000        3,906,562
 Centex Corp...........................................      229,000        4,751,750
 Champion International Corp...........................      293,700       21,440,100
 Chesapeake Corp.......................................       15,100          493,581
 *Chris-Craft Industries, Inc..........................       76,294        4,644,397
 Cincinnati Financial Corp.............................      490,280       19,718,449
 *CNA Financial Corp...................................      615,800       21,976,362
 Coca-Cola Enterprises, Inc............................    1,203,100       20,603,087
 Commerce Group, Inc...................................       93,100        2,525,337
 Commercial Federal Corp...............................       94,900        1,512,469
 Conseco, Inc..........................................    1,006,800        6,292,500
 Consolidated Papers, Inc..............................      196,100        7,329,237
 *Consolidated Stores Corp.............................      211,500        2,749,500
 Cooper Tire & Rubber Co...............................      306,400        3,695,950
 Corn Products International, Inc......................      116,200        2,854,162
                                                            SHARES             VALUE+
                                                            ------             ------
 Countrywide Credit Industries, Inc....................      370,200   $   11,383,650
 Crompton Corp.........................................        5,637           68,349
 Crown Cork & Seal Co., Inc............................      424,500        7,269,562
 CSX Corp..............................................      875,400       19,039,950
 Cummins Engine Co., Inc...............................      135,200        4,402,450
 Dana Corp.............................................      504,800       13,030,150
 Delphi Automotive Systems Corp........................      258,930        4,676,923
 Delta Air Lines, Inc..................................      422,500       21,732,344
 Dillards, Inc. Class A................................      330,700        4,939,831
 Dime Bancorp, Inc.....................................       53,800          981,850
 Earthgrains Co........................................      114,700        1,892,550
 Eastman Chemical Co...................................       83,200        3,790,800
 Enhance Financial Services Group, Inc.................      116,400        1,600,500
 ENSCO International, Inc..............................       67,900        2,372,256
 EOG Resources, Inc....................................      215,000        6,987,500
 Everest Re Group, Ltd.................................       16,000          544,000
 *Extended Stay America, Inc...........................      355,300        3,197,700
 Federal-Mogul Corp....................................      356,800        3,545,700
 *Federated Department Stores, Inc.....................      651,100       25,067,350
 Financial Security Assurance Holdings, Ltd............       41,800        3,140,225
 Finova Group, Inc.....................................      118,400        1,413,400
 First American Financial Corp.........................      112,300        1,866,987
 First Citizens Bancshares, Inc. NC....................       10,300          621,219
 Florida East Coast Industries, Inc....................       62,500        3,000,000
 *FMC Corp.............................................        1,000           60,750
 Ford Motor Co.........................................    2,145,900      104,210,269
 Fortune Brands, Inc...................................      591,000       15,735,375
 GATX Corp.............................................      143,400        4,830,787
 General Motors Corp...................................    1,494,300      105,534,937
 *General Motors Corp. Class H.........................      389,446       38,336,091
 *Gentiva Health Services..............................        3,325           28,990
 Georgia-Pacific Corp..................................      445,000       14,573,750
 *Golden State Bancorp, Inc............................      156,200        2,743,262
 Golden West Financial Corp............................      247,800       10,345,650
 Goodrich (B.F.) Co....................................      109,100        3,873,050
 Goodyear Tire & Rubber Co.............................      113,400        2,820,825
 Great Atlantic & Pacific Tea Co., Inc.................      135,900        2,497,162
 Greenpoint Financial Corp.............................      265,700        5,546,487
 Harris Corp...........................................      126,400        3,863,100
 Hartford Life, Inc. Class A...........................       20,000        1,003,750
 *Healthsouth Corp.....................................    1,481,200        9,535,225
 *Hearst-Argyle Television, Inc........................      225,000        4,260,937
 Heller Financial, Inc.................................       52,600          992,825
 Helmerich & Payne, Inc................................      151,600        5,647,100
 Hibernia Corp.........................................      301,300        3,879,238
 Hollinger International, Inc. Class A.................      268,700        3,274,781
 Horton (D.R.), Inc....................................      355,300        4,641,106
 *Humana, Inc..........................................      557,100        3,133,688
 IBP, Inc..............................................      344,900        5,690,850
 Ikon Office Solutions, Inc............................      541,400        2,707,000
 *Imation Corp.........................................        1,600           45,300
 IMC Global, Inc.......................................      445,300        6,846,488
 *Ingram Micro, Inc....................................      266,900        4,503,938
 *Interim Services, Inc................................      150,300        3,024,788

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 International Paper Co................................      513,041   $   17,860,240
 *K Mart Corp..........................................    1,650,000       14,025,000
 Keycorp...............................................      840,000       17,640,000
 Lafarge Corp..........................................      257,500        6,566,250
 *Lam Research Corp....................................       14,700          472,697
 *Lanier Worldwide, Inc................................      101,400          183,788
 Lehman Brothers Holdings, Inc.........................      362,000       27,941,875
 Lennar Corp...........................................       58,000        1,094,750
 *Liberty Corp.........................................       40,400        1,419,050
 Liberty Financial Companies, Inc......................      160,000        3,770,000
 Lincoln National Corp.................................      446,100       17,286,375
 Lockheed Martin Corp..................................      489,500       11,992,750
 Loews Corp............................................      363,400       23,938,975
 Longs Drug Stores Corp................................       50,900        1,027,544
 Louisiana-Pacific Corp................................      335,300        3,772,125
 Lubrizol Corp.........................................      182,000        4,208,750
 Lyondell Chemical Co..................................      303,000        5,056,313
 Mallinckrodt, Inc.....................................      205,300        5,940,869
 *Mandalay Resort Group................................      296,300        6,277,856
 *Manor Care, Inc......................................      222,000        1,567,875
 Mark IV Industries, Inc...............................       85,600        1,819,000
 MBIA, Inc.............................................       92,900        5,370,781
 Mead Corp.............................................      306,300        9,437,869
 Millennium Chemicals, Inc.............................      346,800        6,675,900
 *Mirage Resorts, Inc..................................      669,900       14,026,031
 *Modis Professional Services, Inc.....................       89,500          917,375
 *Mony Group, Inc......................................        5,000          185,313
 Nabisco Group Holdings Corp...........................    1,090,980       23,797,001
 Norfolk Southern Corp.................................    1,294,000       23,049,375
 Northrop Grumman Corp.................................      249,000       19,079,625
 Occidental Petroleum Corp.............................      650,800       15,415,825
 *Officemax, Inc.......................................      384,600        2,091,263
 Ohio Casualty Corp....................................      213,800        2,558,919
 Old Republic International Corp.......................      612,475       10,756,592
 Omnicare, Inc.........................................      360,300        5,944,950
 *Owens-Illinois, Inc..................................      415,500        4,674,375
 Pacific Century Financial Corp........................      227,800        5,125,500
 *Pacificare Health Systems, Inc.......................       51,296        3,324,622
 *Pactiv Corporation...................................      615,100        5,497,456
 *Park Place Entertainment Corp........................      759,800        9,592,475
 Penney (J.C.) Co., Inc................................    1,140,000       20,662,500
 Penzoil Quaker State Co...............................       55,600          611,600
 Phelps Dodge Corp.....................................      212,712        9,545,451
 *Pioneer Natural Resources Co.........................      483,900        7,228,256
 PMI Group, Inc........................................       58,500        2,968,875
 Potlatch Corp.........................................       94,600        3,582,975
 *Premier Parks, Inc...................................      153,600        3,657,600
 *Pride International, Inc.............................       50,000        1,271,875
 Pulte Corp............................................      127,600        2,831,125
 Questar Corp..........................................      271,400        5,512,813
 *R & B Falcon Corp....................................      169,300        3,967,969
 Radian Group, Inc.....................................       47,000        2,585,000
 Rayonier, Inc.........................................       83,000        3,340,750
 Raytheon Co. Class A..................................      321,500        7,575,344
 Raytheon Co. Class B..................................      409,900        9,607,031
 *Rite Aid Corp........................................      457,100        3,171,131
 RJ Reynolds Tobacco Holdings, Inc.....................      448,226       12,438,272
 Russell Corp..........................................      137,400        3,057,150
 Ryder System, Inc.....................................      268,800        5,157,600
                                                            SHARES             VALUE+
                                                            ------             ------
 *Sabre Holdings Corp..................................      408,298   $   11,738,568
 Safeco Corp...........................................      491,200       12,049,750
 *Safety-Kleen Corp....................................      195,700          122,313
 Saint Paul Companies, Inc.............................      695,326       26,074,725
 *Saks, Inc............................................      450,200        5,205,438
 Sears, Roebuck & Co...................................      867,500       32,043,281
 *Sensormatic Electronics Corp.........................      196,500        3,082,594
 Service Corp. International...........................      825,600        2,580,000
 *Silicon Graphics, Inc................................      501,700        3,323,763
 *Smurfit-Stone Container Corp.........................       36,026          512,245
 Sovereign Bancorp, Inc................................      744,700        5,108,177
 Spiegel, Inc. Class A Non-Voting......................        9,600           73,350
 Springs Industries, Inc. Class A......................        7,700          365,750
 St. Joe Corp..........................................       78,400        2,347,100
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       17,072,344
 Sunoco, Inc...........................................      329,000       10,630,813
 Supervalu, Inc........................................      286,100        5,954,456
 *Tech Data Corp.......................................       72,500        2,725,547
 Tecumseh Products Co. Class A.........................       58,300        2,632,609
 Tecumseh Products Co. Class B.........................       15,400          665,088
 Temple-Inland, Inc....................................      180,200        8,953,688
 Tenet Healthcare Corp.................................      633,000       16,220,625
 Tenneco Automotive, Inc...............................      123,020          899,584
 Terra Industries, Inc.................................       61,400          130,475
 *Thermo-Electron Corp.................................      485,600        9,013,950
 Tidewater, Inc........................................      164,000        6,375,500
 Timken Co.............................................      274,800        5,186,850
 *Toys R Us, Inc.......................................      819,300       12,903,975
 Trinity Industries, Inc...............................       93,300        2,058,431
 Tyson Foods, Inc. Class A.............................       50,000          493,750
 U.S. Industries, Inc..................................      262,100        3,538,350
 *UAL Corp.............................................      158,400        8,157,600
 Ultramar Diamond Shamrock Corp........................      265,400        6,883,813
 UMB Financial Corp....................................       51,260        1,893,416
 *Unifi, Inc...........................................       73,000          930,750
 Union Pacific Corp....................................      826,200       34,958,588
 Union Pacific Resources Group, Inc....................      773,900       18,331,756
 *United Rentals, Inc..................................      235,400        3,825,250
 Unitrin, Inc..........................................      223,800        7,203,563
 *Unova, Inc...........................................      273,500        3,777,719
 UnumProvident Corp....................................      646,189       14,660,413
 USX-Marathon Group, Inc...............................      916,450       24,915,984
 USX-US Steel Group....................................      314,400        7,093,650
 Valero Energy Corp....................................      268,500        7,853,625
 Valhi, Inc............................................      158,500        1,693,969
 *Venator Group, Inc...................................      590,000        6,379,375
 *Vishay Intertechnology, Inc..........................      199,411       14,108,328
 Wallace Computer Services, Inc........................       31,000          310,000
 Weis Markets, Inc.....................................       20,800          681,200
 Wesco Financial Corp..................................       13,540        3,290,220
 Westvaco Corp.........................................      306,650        9,237,831
 *Wisconsin Central Transportation Corp................        5,900           77,069
 Worthington Industries, Inc...........................      122,800        1,488,950
 *Ziff-Davis, Inc......................................       20,000          168,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,774,314,419)................................                 1,791,687,391
                                                                       --------------

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $17,594,688) to be
   repurchased at $17,335,865.
   (Cost $17,333,000)..................................   $   17,333   $   17,333,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,791,647,419)++..............................                $1,809,020,391
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,791,816,976.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  1,809,020
Collateral for Securities Loaned............................        18,002
Receivables:
  Dividends and Interest....................................         5,597
  Investment Securities Sold................................         1,195
  Fund Shares Sold..........................................            30
Prepaid Expenses and Other Assets...........................             4
                                                              ------------
    Total Assets............................................     1,833,848
                                                              ------------

LIABILITIES:
Payable for Collateral on Securities Loaned.................        18,002
Payable for Investment Securities Purchased.................           116
Payable for Fund Shares Redeemed............................           910
Accrued Expenses and Other Liabilities......................           331
                                                              ------------
    Total Liabilities.......................................        19,359
                                                              ------------
NET ASSETS..................................................  $  1,814,489
                                                              ============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   123,720,123
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      14.67
                                                              ============

Investments at Cost.........................................  $  1,791,647
                                                              ============
COMPONENTS OF NET ASSETS:
Paid-In Capital.............................................     1,734,107
Undistributed Net Investment Income.........................         9,040
Undistributed Net Realized Gain.............................        53,969
Unrealized Appreciation of Investment Securities............        17,373
                                                              ------------
    Total Net Assets........................................  $  1,814,489
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................         $ 19,086
  Interest..................................................              377
  Income from Securities Lending............................              145
                                                                     --------
      Total Investment Income...............................           19,608
                                                                     --------

EXPENSES
  Investment Advisory Services..............................              859
  Accounting & Transfer Agent Fees..........................              324
  Custodian's Fee...........................................               95
  Legal Fees................................................               15
  Audit Fees................................................               14
  Shareholders' Reports.....................................               20
  Other.....................................................               37
                                                                     --------
      Total Expenses........................................            1,364
                                                                     --------
  NET INVESTMENT INCOME.....................................           18,244
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investment Securities Sold.............           54,233
Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (51,788)
                                                                     --------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY....            2,445
                                                                     --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $ 20,689
                                                                     ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED             ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2000              1999
                                                                     -----------       -----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................         $   18,244        $   33,022
  Net Realized Gain on Investment Securities Sold...........             54,233           310,039
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            (51,788)         (262,465)
                                                                     ----------        ----------
      Net Increase in Net Assets Resulting From
        Operations..........................................             20,689            80,596
                                                                     ----------        ----------

Distributions From:
  Net Investment Income.....................................            (10,459)          (32,738)
  Net Realized Gains........................................           (310,296)         (135,996)
                                                                     ----------        ----------
      Total Distributions...................................           (320,755)         (168,734)
                                                                     ----------        ----------
Capital Share Transactions (1):
  Shares Issued.............................................            248,408           240,602
  Shares Issued in Lieu of Cash Distributions...............            317,842           166,280
  Shares Redeemed...........................................           (239,777)         (286,569)
                                                                     ----------        ----------
      Net Increase from Capital Share Transactions..........            326,473           120,313
                                                                     ----------        ----------
      Total Increase........................................             26,407            32,175
NET ASSETS
  Beginning of Period.......................................          1,788,082         1,755,907
                                                                     ----------        ----------
  End of Period.............................................         $1,814,489        $1,788,082
                                                                     ==========        ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................             16,944            12,917
  Shares Issued in Lieu of Cash Distributions...............             22,378             9,595
  Shares Redeemed...........................................            (16,090)          (15,459)
                                                                     ----------        ----------
                                                                         23,232             7,053
                                                                     ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    SIX MONTHS       YEAR          YEAR          YEAR         YEAR        YEAR
                                                      ENDED          ENDED         ENDED         ENDED        ENDED       ENDED
                                                     MAY 31,       NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,    NOV. 30,
                                                       2000          1999          1998          1997         1996        1995
                                                   ------------   -----------   -----------   -----------   ---------   ---------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period.............   $    17.79    $    18.79    $    18.09    $    15.52    $  13.29    $   9.92
                                                    ----------    ----------    ----------    ----------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................         0.16          0.34          0.31          0.32        0.31        0.32
  Net Gains (Losses) on Securities (Realized and
    Unrealized)..................................        (0.06)         0.46          1.71          3.38        2.57        3.53
                                                    ----------    ----------    ----------    ----------    --------    --------
    Total from Investment Operations.............         0.10          0.80          2.02          3.70        2.88        3.85
                                                    ----------    ----------    ----------    ----------    --------    --------
LESS DISTRIBUTIONS
  Net Investment Income..........................        (0.09)        (0.34)        (0.32)        (0.31)      (0.31)      (0.31)
  Net Realized Gains.............................        (3.13)        (1.46)        (1.00)        (0.82)      (0.34)      (0.17)
                                                    ----------    ----------    ----------    ----------    --------    --------
    Total Distributions..........................        (3.22)        (1.80)        (1.32)        (1.13)      (0.65)      (0.48)
                                                    ----------    ----------    ----------    ----------    --------    --------
Net Asset Value, End of Period...................   $    14.67    $    17.79    $    18.79    $    18.09    $  15.52    $  13.29
                                                    ==========    ==========    ==========    ==========    ========    ========
Total Return.....................................         1.25%#        4.64%        11.93%        25.31%      22.48%      39.26%

Net Assets, End of Period (thousands)............   $1,814,489    $1,788,082    $1,755,907    $1,489,996    $987,942    $423,027
Ratio of Expenses to Average Net Assets..........         0.16%*        0.16%         0.16%         0.18%       0.19%       0.21%
Ratio of Net Investment Income to Average Net
  Assets.........................................         2.12%*        1.80%         1.67%         1.96%       2.37%       2.84%
Portfolio Turnover Rate..........................           22%*          43%           25%           18%         20%         29%

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-one series, of which The U.S. Large Cap Value Series(the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $201,854
Sales......................................................   188,705

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $ 322,366
Gross Unrealized Depreciation.............................   (305,163)
                                                            ---------
  Net.....................................................  $  17,203
                                                            =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. Borrowings under the line of credit by the Series for the six months ended May 31, 2000 were as follows:

                                          WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                           AVERAGE        AVERAGE         DAYS       EXPENSE    BORROWED DURING
                                        INTEREST RATE   LOAN BALANCE   OUTSTANDING   INCURRED     THE PERIOD
                                        -------------   ------------   -----------   --------   ---------------
The U.S. Large Cap Value Series             5.99%       $10,511,067        15        $26,249      $29,999,000

    There were no outstanding borrowings under the line of credit at May 31, 2000.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers, which was in turn collateralized by U.S. Government Treasury Securities. At
May 31, 2000, the market value of securities on loan to brokers was $16,795,541, the related collateral cash received was $18,001,575 and the value of collateral on overnight repurchase agreements was $18,466,374.